Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Retail Class
C000075008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Balanced: Golden Rainbow Fund - Institutional Class
C000009903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Small Cap Fund
C000090023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Micro Cap Fund
C000157576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	James Aggressive Allocation Fund
Without Sales Load [Member] | C000009900
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	6.60%	3.52%
Without Sales Load [Member] | C000075008
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%	6.87%	3.78%
Without Sales Load [Member] | C000009903
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	19.31%	6.93%
Without Sales Load [Member] | C000090023
Average Annual Return [Line Items]
Average Annual Return, Percent	1.09%	13.71%	6.62%
Without Sales Load [Member] | C000157576
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	10.62%		4.74%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	15.81%	12.91%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	15.81%	12.91%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	15.23%	15.81%	12.91%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Average Annual Return, Percent	15.23%	15.81%	12.91%
VettaFi U.S. Equity 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	15.81%		12.83%
James Golden Rainbow Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	7.11%	6.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%	0.64%	2.04%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	16.10%	13.26%
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	9.94%	6.96%
James Golden Rainbow Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	7.11%	6.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%	0.64%	2.04%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	16.10%	13.26%
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	9.94%	6.96%
VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity Small-Cap 2000 Index
Average Annual Return, Percent	8.94%	9.94%	6.96%
VettaFi U.S. Equity Micro-Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity Micro-Cap Index
Average Annual Return, Percent	11.90%	5.31%	3.79%
James Aggressive Blend *
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%	9.95%		9.18%
Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	(0.83%)		1.96%